Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock based compensation
Stock-based compensation
Year Ended December 31,	2012	2011	2010
(Dollars in thousands)
Stock option awards	$20,884	$20,443	$18,623
Restricted stock unit awards	19,025	14,905	14,781
Deferred compensation bonus and matching stock unit awards	749	124	269
Employee stock purchase plans	-	485	566
Awards under Non-Employee Director compensation plan	1,213	880	889
Total stock-based compensation, before income taxes	41,871	36,837	35,128
Income tax benefit	(15,848)	(13,862)	(13,288)
Total stock-based compensation expense, net of income taxes	$26,023	$22,975	$21,840

Stock-based compensation, allocation by financial statement line item
December 31,	2012	2011	2010
(Dollars in thousands)
Selling, general and administrative expense	$38,563	$33,949	$32,838
Cost of services and products	3,308	2,888	2,290
Total stock-based compensation	$41,871	$36,837	$35,128

Stock-based compensation, fair value assumptions
TDS estimated the fair value of stock options granted in 2012, 2011 and 2010 using the Black Scholes valuation model and the assumptions shown in the table below:

	2012	2011	2010
Expected life	5.5 Years	5.5 Years	5.3 Years
Expected annual volatility rate	41.1%	37.6%	37.8%
Dividend yield	2.4%	1.6%	1.7%
Risk-free interest rate	0.9%	2.1%	2.1%
Estimated annual forfeiture rate	2.9%	3.0%	3.0%

U.S. Cellular estimated the fair value of stock options granted during 2012, 2011, and 2010 using the Black Scholes valuation model and the assumptions shown in the table below.

	2012	2011	2010
Expected life	4.5 years	4.3 years	0.9-8.0 years
Expected volatility	40.7%-42.6%	43.4%-44.8%	26.9%-43.9%
Dividend yield	0%	0%	0%
Risk-free interest rate	0.5%-0.9%	0.7%-2.0%	0.4%-3.1%
Estimated annual forfeiture rate	0.0%-9.1%	0.0%-7.8%	0.0%-8.4%

Summary of stock options
Tandem Options	Number of Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value
Outstanding at December 31, 2009	901,000	$81.73
(901,000 exercisable)		81.73
Exercised	(2,000)	45.53		$46,000
Forfeited	-	-
Expired	(248,000)	113.56
Outstanding at December 31, 2010	651,000	$69.60
(651,000 exercisable)		69.60
Exercised	(2,000)	53.77		$30,000
Forfeited	-	-
Expired	(78,000)	99.23
Reclassification of Tandem Options due to Share Consolidation	(571,000)	65.64		$158,000
Outstanding at December 31, 2011	-

Special Common Share Options	Number of Options	Weighted Average Exercise Prices	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value
Outstanding at December 31, 2009	3,860,000	$38.46
(1,732,000 exercisable)		48.91
Granted	1,387,000	26.66	$8.37
Exercised	(5,000)	26.95		$17,000
Forfeited	(105,000)	29.64
Expired	(29,000)	45.16
Outstanding at December 31, 2010	5,108,000	$35.41
(2,506,000 exercisable)		43.14
Granted	1,034,000	29.94	$9.59
Exercised	(5,000)	26.95		$19,000
Forfeited	(34,000)	28.12
Expired	(79,000)	35.00
Reclassification of Special Common Options due to Share Consolidation	(6,024,000)	$34.38		$-
Outstanding at December 31, 2011	-

					Weighted
					Average
		Weighted	Weighted		Remaining
		Average	Average	Aggregate	Contractual
	Number of	Exercise	Grant Date	Intrinsic	Life
Common Share Options	Options	Prices	Fair Value	Value	(in years)
Outstanding at December 31, 2010	-	$-
Reclassification of Tandem Options due to Share Consolidation	1,192,000	31.45
Reclassification of Special Common Options due to Share Consolidation	6,024,000	34.38
Outstanding at December 31, 2011	7,216,000	$33.89
(4,865,000 exercisable)		36.67
Granted	1,702,000	20.79	$6.28
Exercised	(1,000)	20.65		$4,000
Forfeited	(106,000)	23.81
Expired	(298,000)	30.12
Outstanding at December 31, 2012	8,513,000	$31.53		$2,279,000	6.4
(5,782,000 exercisable)		$35.12		$68,000	5.2

					Weighted
					Average
		Weighted	Weighted		Remaining
		Average	Average	Aggregate	Contractual
	Number of	Exercise	Grant Date	Intrinsic	Life
	Options	Price	Fair Value	Value	(in years)

Outstanding at December 31, 2009	2,029,000	$51.37
(1,046,000 exercisable)		54.40
Granted	831,000	41.98	$13.75
Exercised	(317,000)	38.60		$1,555,000
Forfeited	(88,000)	44.28
Expired	(193,000)	61.50
Outstanding at December 31, 2010	2,262,000	$49.12
(1,151,000 exercisable)		54.64
Granted	595,000	51.70	$19.42
Exercised	(173,000)	37.50		$2,099,000
Forfeited	(72,000)	45.97
Expired	(175,000)	57.05
Outstanding at December 31, 2011	2,437,000	$50.10
(1,321,000 exercisable)		53.68
Granted	580,000	40.70	$14.71
Exercised	(41,000)	34.27		$205,000
Forfeited	(97,000)	44.81
Expired	(116,000)	52.92
Outstanding at December 31, 2012	2,763,000	$48.43		$513,000	6.60
(1,657,000 exercisable)		$51.20		$513,000	5.30

Summary of nonvested restricted stock units
Common Restricted Stock Units	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2011	389,000	$27.45
Granted	333,000	$19.62
Vested	(151,000)	$25.73
Forfeited	(24,000)	$24.10
Nonvested at December 31, 2012	547,000	$23.44

	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2011	845,000	$42.48
Granted	468,000	39.75
Vested	(225,000)	32.96
Forfeited	(75,000)	43.74
Nonvested at December 31, 2012	1,013,000	$43.24